Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	109,800	$ 23,809,032

Banks - 2.3%
First Citizens BancShares, Inc., Class A	43,856	33,184,958

Beverages - 1.6%
Molson Coors Beverage Co., Class B	387,284	23,140,219

Biotechnology - 0.5%
United Therapeutics Corp. (A)	31,000	7,163,170

Building Products - 0.9%
Builders FirstSource, Inc. (A)	195,100	13,266,800

Chemicals - 2.0%
Mosaic Co.	224,300	11,811,638
Olin Corp.	336,500	17,588,855

		29,400,493

Consumer Finance - 1.1%
Ally Financial, Inc.	499,439	16,516,448

Containers & Packaging - 3.3%
Berry Global Group, Inc. (A)	176,700	10,186,755
Graphic Packaging Holding Co.	955,100	21,250,975
Sealed Air Corp.	261,100	15,958,432

		47,396,162

Distributors - 1.5%
LKQ Corp.	394,200	21,617,928

Diversified Telecommunication Services - 1.7%
Liberty Global PLC, Class A (A)	1,111,500	24,186,240

Electric Utilities - 3.6%
Evergy, Inc.	385,900	26,341,534
OGE Energy Corp.	616,800	25,338,144

		51,679,678

Electronic Equipment, Instruments & Components - 2.6%
Flex Ltd. (A)	792,000	13,305,600
Vontier Corp.	949,300	24,491,940

		37,797,540

Entertainment - 1.0%
Warner Bros Discovery, Inc. (A)	974,100	14,611,500

Equity Real Estate Investment Trusts - 3.1%
Gaming & Leisure Properties, Inc.	359,375	18,683,906
JBG SMITH Properties	1,013,900	25,793,616

		44,477,522

Food Products - 3.2%
Kraft Heinz Co.	289,600	10,665,968
Post Holdings, Inc. (A)	402,500	34,993,350

		45,659,318

Gas Utilities - 2.0%
UGI Corp.	658,400	28,416,544

Health Care Equipment & Supplies - 1.3%
Koninklijke Philips NV	905,200	18,773,848

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	165,256	$ 24,115,808
Centene Corp. (A)	223,500	20,778,795
Laboratory Corp. of America Holdings	110,138	28,877,082

		73,771,685

Independent Power & Renewable Electricity Producers - 1.7%
Vistra Corp.	944,700	24,420,495

Insurance - 12.3%
Alleghany Corp. (A)	51,509	43,137,758
Allstate Corp.	210,549	24,627,917
Arch Capital Group Ltd. (A)	624,700	27,736,680
Fidelity National Financial, Inc.	659,222	26,342,511
Loews Corp.	166,617	9,705,440
Markel Corp. (A)	15,588	20,219,818
Old Republic International Corp.	613,000	14,264,510
Willis Towers Watson PLC	50,300	10,409,082

		176,443,716

Interactive Media & Services - 1.4%
IAC / InterActiveCorp (A)	296,729	20,325,936

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	120,700	5,869,641

IT Services - 3.6%
FleetCor Technologies, Inc. (A)	121,800	26,806,962
Global Payments, Inc.	207,900	25,430,328

		52,237,290

Machinery - 0.8%
CNH Industrial NV	856,600	11,067,272

Media - 9.2%
Altice USA, Inc., Class A (A)	1,837,900	19,316,329
DISH Network Corp., Class A (A)	1,221,643	21,219,939
Fox Corp., Class A	607,400	20,111,014
Liberty Broadband Corp., Class C (A)	324,156	35,310,313
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	648,900	25,839,198
News Corp., Class A	648,900	11,122,146

		132,918,939

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (A)	652,000	11,546,920
U.S. Steel Corp.	770,000	18,210,500

		29,757,420

Mortgage Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	3,543,345	24,378,214

Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	687,502	21,786,938
NiSource, Inc.	855,600	26,010,240

		47,797,178

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	132,000	21,827,520

Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp. (B)	165,700	15,603,969
Devon Energy Corp.	184,900	11,620,965
Diamondback Energy, Inc.	86,000	11,009,720
EQT Corp.	297,000	13,076,910
HF Sinclair Corp.	356,100	17,028,702

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	1,388,100	$ 24,971,919
Williams Cos., Inc.	758,000	25,840,220

		119,152,405

Paper & Forest Products - 1.2%
Louisiana-Pacific Corp.	271,900	17,300,997

Pharmaceuticals - 2.9%
Organon & Co.	479,100	15,197,052
Perrigo Co. PLC	641,000	26,838,670

		42,035,722

Semiconductors & Semiconductor Equipment - 0.7%
Teradyne, Inc.	102,400	10,331,136

Software - 1.0%
SS&C Technologies Holdings, Inc.	243,400	14,401,978

Specialty Retail - 1.6%
Ross Stores, Inc.	274,700	22,322,122

Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp. (A)	446,300	21,913,330

Total Common Stocks (Cost $1,183,268,289)		1,349,370,396

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $89,874,348 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $91,666,924.	$ 89,869,480	89,869,480

Total Repurchase Agreement (Cost $89,869,480)		89,869,480

Total Investments (Cost $1,273,137,769)		1,439,239,876
Net Other Assets (Liabilities) - 0.1%		1,164,671

Net Assets - 100.0%		$ 1,440,404,547

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,349,370,396	$—	$—	$1,349,370,396
Repurchase Agreement	—	89,869,480	—	89,869,480

Total Investments	$1,349,370,396	$89,869,480	$—	$1,439,239,876

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $9,189,203 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,392,171. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4